INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
INVENTORIES
Medical consumable	$ 1,693	$ 1,162
Medical consumable
INVENTORIES
Medical consumable	$ 1,693	$ 1,162